Income Tax Expenses - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
PRC Country [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, percent	0.00%	0.00%